Pension Plans, Postretirement and Other Employee Benefits - Plan Assets Using Fair Value Hierarchy (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Schedule of Defined Benefit Plan Asset Allocation Targets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	$ 640
United States
Schedule of Defined Benefit Plan Asset Allocation Targets [Line Items]
Defined Benefit Plan, Alternative Investments, Fair Value of Plan Assets	179	$ 168
United States | Fair Value, Inputs, Level 1
Schedule of Defined Benefit Plan Asset Allocation Targets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	23	24
United States | U.S. large cap
Schedule of Defined Benefit Plan Asset Allocation Targets [Line Items]
Defined Benefit Plan, Alternative Investments, Fair Value of Plan Assets	85	77
United States | U.S. large cap | Fair Value, Inputs, Level 1
Schedule of Defined Benefit Plan Asset Allocation Targets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	21	22
United States | Non-U.S. large cap
Schedule of Defined Benefit Plan Asset Allocation Targets [Line Items]
Defined Benefit Plan, Alternative Investments, Fair Value of Plan Assets	15
United States | Non-U.S. mid cap
Schedule of Defined Benefit Plan Asset Allocation Targets [Line Items]
Defined Benefit Plan, Alternative Investments, Fair Value of Plan Assets		15
United States | Emerging Markets
Schedule of Defined Benefit Plan Asset Allocation Targets [Line Items]
Defined Benefit Plan, Alternative Investments, Fair Value of Plan Assets	5	5
United States | U.S. corporate bonds
Schedule of Defined Benefit Plan Asset Allocation Targets [Line Items]
Defined Benefit Plan, Alternative Investments, Fair Value of Plan Assets	3	2
United States | U.S. other fixed income
Schedule of Defined Benefit Plan Asset Allocation Targets [Line Items]
Defined Benefit Plan, Alternative Investments, Fair Value of Plan Assets	56	54
United States | Cash held in bank accounts | Fair Value, Inputs, Level 1
Schedule of Defined Benefit Plan Asset Allocation Targets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	2	2
United States | U.S. Small Cap
Schedule of Defined Benefit Plan Asset Allocation Targets [Line Items]
Defined Benefit Plan, Alternative Investments, Fair Value of Plan Assets	15	15
Foreign
Schedule of Defined Benefit Plan Asset Allocation Targets [Line Items]
Defined Benefit Plan, Alternative Investments, Fair Value of Plan Assets	143	124
Foreign | Fair Value, Inputs, Level 1
Schedule of Defined Benefit Plan Asset Allocation Targets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	34	27
Foreign | Fair Value, Inputs, Level 2
Schedule of Defined Benefit Plan Asset Allocation Targets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	252	209
Foreign | Fair Value, Inputs, Level 3
Schedule of Defined Benefit Plan Asset Allocation Targets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	9	9
Foreign | U.S. large cap
Schedule of Defined Benefit Plan Asset Allocation Targets [Line Items]
Defined Benefit Plan, Alternative Investments, Fair Value of Plan Assets	31	26
Foreign | U.S. large cap | Fair Value, Inputs, Level 1
Schedule of Defined Benefit Plan Asset Allocation Targets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	3	2
Foreign | U.S. large cap | Fair Value, Inputs, Level 2
Schedule of Defined Benefit Plan Asset Allocation Targets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	31	30
Foreign | Non-U.S. small cap
Schedule of Defined Benefit Plan Asset Allocation Targets [Line Items]
Defined Benefit Plan, Alternative Investments, Fair Value of Plan Assets		1
Foreign | Non-U.S. small cap | Fair Value, Inputs, Level 2
Schedule of Defined Benefit Plan Asset Allocation Targets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	3	10
Foreign | Non-U.S. large cap
Schedule of Defined Benefit Plan Asset Allocation Targets [Line Items]
Defined Benefit Plan, Alternative Investments, Fair Value of Plan Assets	56	46
Foreign | Non-U.S. large cap | Fair Value, Inputs, Level 1
Schedule of Defined Benefit Plan Asset Allocation Targets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	10	7
Foreign | Non-U.S. large cap | Fair Value, Inputs, Level 2
Schedule of Defined Benefit Plan Asset Allocation Targets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	48	67
Foreign | Non-U.S. mid cap
Schedule of Defined Benefit Plan Asset Allocation Targets [Line Items]
Defined Benefit Plan, Alternative Investments, Fair Value of Plan Assets	9	8
Foreign | Non-U.S. mid cap | Fair Value, Inputs, Level 2
Schedule of Defined Benefit Plan Asset Allocation Targets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	12	15
Foreign | Emerging Markets
Schedule of Defined Benefit Plan Asset Allocation Targets [Line Items]
Defined Benefit Plan, Alternative Investments, Fair Value of Plan Assets	1	1
Foreign | Emerging Markets | Fair Value, Inputs, Level 1
Schedule of Defined Benefit Plan Asset Allocation Targets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	3	2
Foreign | Emerging Markets | Fair Value, Inputs, Level 2
Schedule of Defined Benefit Plan Asset Allocation Targets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	5	3
Foreign | U.S. corporate bonds | Fair Value, Inputs, Level 2
Schedule of Defined Benefit Plan Asset Allocation Targets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	1	1
Foreign | Cash held in bank accounts | Fair Value, Inputs, Level 1
Schedule of Defined Benefit Plan Asset Allocation Targets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	9	7
Foreign | Cash held in bank accounts | Fair Value, Inputs, Level 2
Schedule of Defined Benefit Plan Asset Allocation Targets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	1	2
Foreign | Non-U.S. treasuries/government bonds
Schedule of Defined Benefit Plan Asset Allocation Targets [Line Items]
Defined Benefit Plan, Alternative Investments, Fair Value of Plan Assets	32	29
Foreign | Non-U.S. treasuries/government bonds | Fair Value, Inputs, Level 1
Schedule of Defined Benefit Plan Asset Allocation Targets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	1	1
Foreign | Non-U.S. treasuries/government bonds | Fair Value, Inputs, Level 2
Schedule of Defined Benefit Plan Asset Allocation Targets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	112	38
Foreign | Non-U.S. municipal obligations
Schedule of Defined Benefit Plan Asset Allocation Targets [Line Items]
Defined Benefit Plan, Alternative Investments, Fair Value of Plan Assets	1	1
Foreign | Non-U.S. real estate | Fair Value, Inputs, Level 1
Schedule of Defined Benefit Plan Asset Allocation Targets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	1	1
Foreign | Non-U.S. real estate | Fair Value, Inputs, Level 2
Schedule of Defined Benefit Plan Asset Allocation Targets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	6	5
Foreign | U.S. treasuries/government bond | Fair Value, Inputs, Level 1
Schedule of Defined Benefit Plan Asset Allocation Targets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	1	1
Foreign | Non-U.S. corporate bonds
Schedule of Defined Benefit Plan Asset Allocation Targets [Line Items]
Defined Benefit Plan, Alternative Investments, Fair Value of Plan Assets	13	12
Foreign | Non-U.S. corporate bonds | Fair Value, Inputs, Level 1
Schedule of Defined Benefit Plan Asset Allocation Targets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	4	4
Foreign | Non-U.S. corporate bonds | Fair Value, Inputs, Level 2
Schedule of Defined Benefit Plan Asset Allocation Targets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	15	23
Foreign | Non-U.S. other fixed income | Fair Value, Inputs, Level 1
Schedule of Defined Benefit Plan Asset Allocation Targets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	2	1
Foreign | Insurance contracts | Fair Value, Inputs, Level 2
Schedule of Defined Benefit Plan Asset Allocation Targets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	16	13
Foreign | Insurance contracts | Fair Value, Inputs, Level 3
Schedule of Defined Benefit Plan Asset Allocation Targets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	9	9
Foreign | U.S. mid cap | Fair Value, Inputs, Level 1
Schedule of Defined Benefit Plan Asset Allocation Targets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		1
Foreign | U.S. mid cap | Fair Value, Inputs, Level 2
Schedule of Defined Benefit Plan Asset Allocation Targets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	$ 2	$ 2